UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  JUNE 30, 2010

Semiannual Report to Shareholders

DWS U.S. Bond Index Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

38 Statement of Assets and Liabilities

40 Statement of Operations

41 Statement of Changes in Net Assets

42 Financial Highlights

45 Notes to Financial Statements

53 Summary of Management Fee Evaluation by Independent Fee Consultant

58 Account Management Resources

59 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2010

Average Annual Total Returns as of 6/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	4.93%	8.28%	6.97%	4.92%	5.84%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	2.05%	5.30%	5.98%	4.34%	5.54%
No Sales Charges
Class S	5.05%	8.61%	7.21%	5.17%	6.09%
Institutional Class	5.15%	8.72%	7.42%	5.38%	6.30%
Barclays Capital U.S. Aggregate Bond Index+	5.33%	9.50%	7.55%	5.54%	6.47%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2010 are 0.79%, 0.66% and 0.42% for Class A, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns shown for Class A and Class S shares prior to their inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of DWS U.S. Bond Index Fund during such periods have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS U.S. Bond Index Fund — Class A [] Barclays Capital U.S. Aggregate Bond Index+

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

Net Asset Value and Distribution Information
	Class A	Class S	Institutional Class
Net Asset Value: 6/30/10	$ 10.74	$ 10.74	$ 10.74
12/31/09	$ 10.37	$ 10.38	$ 10.38
Distribution Information: Six Months as of 6/30/10: Income Dividends	$ .14	$ .15	$ .16
Capital Gain Distributions	$ .01	$ .01	$ .01
June Income Dividend	$ .0236	$ .0247	$ .0264
SEC 30-day Yield as of 6/30/10++	2.05%	2.36%	2.55%
Current Annualized Distribution Rate as of 6/30/10++	2.67%	2.80%	2.99%

++ The SEC yield is net investment income per share earned over the month ended June 30, 2010, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.94%, 2.18% and 2.30% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.56%, 2.62% and 2.74% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 6/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	523	of	559	94
Class S 1-Year	518	of	559	93
Institutional Class 1-Year	516	of	559	93
3-Year	180	of	474	38
5-Year	140	of	392	36
10-Year	70	of	234	30

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2010 to June 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances did not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value durint the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2010
Actual Fund Return	Class A	Class S	InstitutionalClass
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,049.30	$ 1,050.50	$ 1,051.50
Expenses Paid per $1,000*	$ 2.29	$ 1.73	$ .76
Hypothetical 5% Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/10	$ 1,022.56	$ 1,023.11	$ 1,024.05
Expenses Paid per $1,000*	$ 2.26	$ 1.71	$ .75

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class S	Institutional Class
DWS U.S. Bond Index Fund	.45%	.34%	.15%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Total Net Assets excluding Securities Lending Collateral)	6/30/10	12/31/09

Government & Agency Obligations	44%	39%
Mortgage-Backed Securities Pass-Throughs	34%	37%
Corporate Bonds	16%	19%
Commercial Mortgage-Backed Securities	3%	3%
Cash Equivalents & Other, net	3%	2%
	100%	100%
Quality (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/10	12/31/09

US Government Obligations	78%	77%
AAA*	4%	3%
AA	4%	3%
A	8%	10%
BBB	6%	7%
	100%	100%

* Includes cash equivalents.

Asset allocation and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity	6/30/10	12/31/09

Under 1 year	4%	1%
1-4.99 years	55%	47%
5-9.99 years	32%	37%
10-19.99 years	2%	8%
20 years or greater	7%	7%
	100%	100%

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Weighted average effective maturity: 6.4 years and 7.0 years, respectively.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of June 30, 2010 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 16.5%
Consumer Discretionary 1.1%
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	104,217
Comcast Corp.:
5.7%, 5/15/2018	225,000	247,331
5.85%, 11/15/2015	50,000	56,514
6.4%, 5/15/2038	225,000	242,409
6.45%, 3/15/2037	170,000	183,821
6.95%, 8/15/2037	150,000	170,629
Cox Communications, Inc., 7.125%, 10/1/2012	100,000	111,111
DirecTV Holdings LLC:
3.55%, 3/15/2015	150,000	150,995
5.875%, 10/1/2019	100,000	109,239
6.375%, 6/15/2015	40,000	41,400
Hasbro, Inc., 6.35%, 3/15/2040	100,000	101,875
Home Depot, Inc., 5.4%, 3/1/2016	300,000	333,904
Johnson Controls, Inc., 5.0%, 3/30/2020	150,000	157,656
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	140,277
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	175,000	204,337
Series I, 6.3%, 10/15/2037	75,000	90,958
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	55,438
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	117,750
News America, Inc.:
6.4%, 12/15/2035	50,000	54,417
6.65%, 11/15/2037	100,000	112,231
6.9%, 3/1/2019	100,000	118,454
6.9%, 8/15/2039	50,000	57,382
Nordstrom, Inc., 6.25%, 1/15/2018	150,000	170,736
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	25,521
Target Corp.:
5.375%, 5/1/2017	200,000	227,753
5.875%, 3/1/2012	100,000	107,853
7.0%, 1/15/2038	75,000	95,809
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	111,423
Time Warner Cable, Inc.:
5.85%, 5/1/2017	450,000	494,078
6.75%, 6/15/2039	225,000	248,563
8.75%, 2/14/2019	125,000	157,717
Time Warner, Inc.:
4.875%, 3/15/2020	100,000	103,127
5.875%, 11/15/2016	350,000	394,557
6.625%, 5/15/2029	10,000	11,006
6.95%, 1/15/2028	30,000	33,892
7.7%, 5/1/2032	25,000	30,151
VF Corp., 6.45%, 11/1/2037	20,000	22,545
Viacom, Inc.:
6.25%, 4/30/2016	25,000	28,356
6.875%, 4/30/2036	100,000	113,207
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	58,617
6.2%, 6/20/2014	75,000	87,056
Series B, 6.375%, 3/1/2012	25,000	27,097
Whirlpool Corp., 5.5%, 3/1/2013	100,000	107,105
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	57,159
		5,675,673
Consumer Staples 1.5%
Altria Group, Inc.:
9.25%, 8/6/2019	125,000	156,013
9.7%, 11/10/2018	100,000	126,638
10.2%, 2/6/2039	200,000	268,279
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	107,958
5.5%, 1/15/2018	25,000	27,252
5.95%, 1/15/2033	50,000	52,685
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/2015	200,000	209,365
Bottling Group LLC:
5.0%, 11/15/2013	50,000	55,334
5.5%, 4/1/2016	50,000	57,544
Coca-Cola Co., 4.875%, 3/15/2019	150,000	166,164
Coca-Cola Enterprises, Inc.:
6.75%, 9/15/2028	50,000	61,322
7.375%, 3/3/2014	100,000	119,196
8.5%, 2/1/2022	75,000	103,473
ConAgra Foods, Inc.:
7.0%, 4/15/2019	50,000	59,979
7.125%, 10/1/2026	100,000	120,184
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	143,876
CVS Caremark Corp.:
5.75%, 6/1/2017	100,000	111,248
6.25%, 6/1/2027	100,000	109,106
Diageo Capital PLC:
5.125%, 1/30/2012	25,000	26,455
5.75%, 10/23/2017	200,000	226,187
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	100,000	119,266
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	22,426
Fortune Brands, Inc.:
4.875%, 12/1/2013	50,000	52,994
5.375%, 1/15/2016	100,000	107,807
General Mills, Inc.:
5.2%, 3/17/2015	225,000	252,394
5.7%, 2/15/2017	50,000	58,071
6.0%, 2/15/2012	48,000	51,718
Kellogg Co.:
4.15%, 11/15/2019	150,000	156,986
5.125%, 12/3/2012	50,000	54,312
Series B, 7.45%, 4/1/2031	50,000	66,007
Kimberly-Clark Corp.:
5.625%, 2/15/2012	50,000	53,691
6.625%, 8/1/2037	150,000	190,691
Kraft Foods, Inc.:
5.625%, 11/1/2011	50,000	52,614
6.125%, 2/1/2018	750,000	851,173
6.25%, 6/1/2012	40,000	43,599
6.5%, 8/11/2017	100,000	116,152
Kroger Co.:
3.9%, 10/1/2015	100,000	105,488
5.5%, 2/1/2013	75,000	81,674
8.0%, 9/15/2029	50,000	64,487
Mead Johnson Nutrition Co.:
144A, 4.9%, 11/1/2019	50,000	52,871
144A, 5.9%, 11/1/2039	25,000	26,712
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	31,870
PepsiCo, Inc.:
3.1%, 1/15/2015	150,000	156,179
4.65%, 2/15/2013	100,000	108,635
5.0%, 6/1/2018	100,000	110,781
Philip Morris International, Inc.:
5.65%, 5/16/2018	150,000	164,088
6.375%, 5/16/2038	25,000	29,337
Procter & Gamble Co.:
4.7%, 2/15/2019	200,000	219,158
4.85%, 12/15/2015	150,000	169,724
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	85,060
Safeway, Inc., 5.0%, 8/15/2019	100,000	107,330
Sara Lee Corp., 3.875%, 6/15/2013	100,000	105,530
Sysco Corp., 6.625%, 3/17/2039	50,000	63,576
Wal-Mart Stores, Inc.:
2.875%, 4/1/2015	400,000	414,871
4.25%, 4/15/2013	50,000	53,788
5.25%, 9/1/2035	300,000	315,962
5.875%, 4/5/2027	50,000	56,458
6.2%, 4/15/2038	100,000	117,064
Walgreen Co., 5.25%, 1/15/2019	150,000	170,149
		7,368,951
Energy 1.2%
Alabama Power Co., 5.7%, 2/15/2033	50,000	54,249
Alberta Energy Co., Ltd.:
7.375%, 11/1/2031	50,000	58,916
7.65%, 9/15/2010	10,000	10,117
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	100,000	86,070
6.2%, 3/15/2040	100,000	79,118
Apache Corp., 6.0%, 1/15/2037	100,000	110,517
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	55,282
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	61,379
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	27,007
5.7%, 5/15/2017	350,000	391,750
6.25%, 3/15/2038	25,000	27,330
Chevron Corp., 4.95%, 3/3/2019	300,000	329,884
Conoco Funding Co., 6.35%, 10/15/2011	100,000	106,671
Conoco, Inc., 6.95%, 4/15/2029	150,000	184,086
ConocoPhillips:
4.6%, 1/15/2015	200,000	218,490
5.75%, 2/1/2019	100,000	114,382
6.5%, 2/1/2039	200,000	241,524
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	30,276
Devon Energy Corp., 6.3%, 1/15/2019	50,000	57,924
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	159,392
EnCana Corp.:
4.75%, 10/15/2013	50,000	53,616
5.9%, 12/1/2017	150,000	168,579
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	25,995
6.625%, 10/15/2036	25,000	23,993
9.0%, 4/15/2019	125,000	147,003
Enterprise Products Operating LLC:
Series G, 5.6%, 10/15/2014	50,000	54,257
Series L, 6.3%, 9/15/2017	150,000	167,794
Series D, 6.875%, 3/1/2033	25,000	27,294
Halliburton Co.:
5.9%, 9/15/2018	75,000	80,265
6.7%, 9/15/2038	75,000	81,980
7.45%, 9/15/2039	50,000	59,377
Hess Corp., 7.125%, 3/15/2033	25,000	29,043
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	125,000	142,260
6.95%, 1/15/2038	150,000	159,397
7.3%, 8/15/2033	50,000	54,682
7.4%, 3/15/2031	50,000	55,316
Marathon Global Funding Corp., 6.0%, 7/1/2012	150,000	161,193
Nexen, Inc.:
7.5%, 7/30/2039	150,000	175,791
7.875%, 3/15/2032	50,000	59,881
ONEOK, Inc., 5.2%, 6/15/2015	50,000	52,334
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	84,278
8.625%, 3/1/2019	25,000	30,799
Petro-Canada:
5.95%, 5/15/2035	100,000	104,465
6.8%, 5/15/2038	100,000	114,732
Plains All American Pipeline LP:
5.75%, 1/15/2020	50,000	51,665
6.5%, 5/1/2018	100,000	110,057
Statoil ASA, 5.25%, 4/15/2019	200,000	219,375
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	50,943
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	51,246
6.2%, 10/15/2037	50,000	54,357
6.35%, 5/15/2067	25,000	22,281
6.5%, 8/15/2018	150,000	175,708
Transcontinental Gas Pipe Line Corp.:
Series B, 7.0%, 8/15/2011	50,000	52,657
Series B, 8.875%, 7/15/2012	25,000	28,117
Transocean, Inc.:
6.0%, 3/15/2018	50,000	46,018
6.8%, 3/15/2038	25,000	22,529
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	53,307
Valero Energy Corp.:
6.625%, 6/15/2037	35,000	34,078
6.875%, 4/15/2012	50,000	53,831
7.5%, 4/15/2032	25,000	26,210
Weatherford International Ltd.:
5.5%, 2/15/2016	50,000	53,309
6.0%, 3/15/2018	200,000	205,776
Williams Companies, Inc., 8.75%, 3/15/2032	37,000	43,178
XTO Energy, Inc.:
5.3%, 6/30/2015	50,000	56,596
6.25%, 4/15/2013	25,000	28,219
6.25%, 8/1/2017	100,000	119,077
		6,077,222
Financials 7.5%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	100,000	109,495
6.7%, 5/15/2036	50,000	57,689
Allstate Corp., 5.35%, 6/1/2033	50,000	48,217
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	200,000	219,294
American Express Co.:
4.875%, 7/15/2013	75,000	80,077
5.25%, 9/12/2011	250,000	259,364
6.15%, 8/28/2017	175,000	191,745
7.0%, 3/19/2018	100,000	115,339
8.125%, 5/20/2019	175,000	217,279
American International Group, Inc.:
4.25%, 5/15/2013	100,000	96,500
5.05%, 10/1/2015	100,000	91,875
Series G, 5.85%, 1/16/2018	50,000	44,688
Ameriprise Financial, Inc., 5.3%, 3/15/2020	150,000	156,712
Apache Finance Canada Corp., 7.75%, 12/15/2029	25,000	31,911
Asian Development Bank, 4.5%, 9/4/2012	500,000	535,855
Assurant, Inc., 5.625%, 2/15/2014	25,000	26,416
AvalonBay Communities, Inc., 6.125%, 11/1/2012	16,000	17,317
AXA SA, 8.6%, 12/15/2030	50,000	56,475
Bank of America Corp.:
4.5%, 4/1/2015	350,000	353,752
4.75%, 8/1/2015	100,000	102,214
4.9%, 5/1/2013	100,000	104,768
5.125%, 11/15/2014	200,000	208,515
5.375%, 6/15/2014	130,000	136,553
5.625%, 10/14/2016	100,000	103,623
5.75%, 8/15/2016	100,000	103,597
5.75%, 12/1/2017	425,000	440,759
6.25%, 4/15/2012	150,000	159,488
7.625%, 6/1/2019	100,000	114,551
Bank of America NA:
5.3%, 3/15/2017	250,000	251,725
6.0%, 10/15/2036	100,000	96,160
Bank of New York Mellon Corp.:
4.3%, 5/15/2014	100,000	107,403
Series G, 4.95%, 11/1/2012	25,000	27,072
5.45%, 5/15/2019	40,000	44,656
5.5%, 12/1/2017	50,000	53,982
Bank One Corp., 7.625%, 10/15/2026	50,000	58,475
Barclays Bank PLC:
5.125%, 1/8/2020	150,000	149,206
5.45%, 9/12/2012	200,000	212,544
6.75%, 5/22/2019	150,000	166,865
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	24,968
BB&T Corp., 5.2%, 12/23/2015	150,000	160,077
Bear Stearns Companies LLC:
5.3%, 10/30/2015	150,000	162,131
5.7%, 11/15/2014	100,000	110,761
7.25%, 2/1/2018	285,000	332,794
Berkshire Hathaway Finance Corp.:
4.625%, 10/15/2013	150,000	163,748
5.75%, 1/15/2040	200,000	211,776
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	200,000	205,962
BHP Billiton Finance (USA) Ltd.:
5.4%, 3/29/2017	150,000	169,022
5.5%, 4/1/2014	50,000	55,754
6.5%, 4/1/2019	50,000	59,962
BlackRock, Inc., 3.5%, 12/10/2014	200,000	207,421
Boston Properties LP (REIT):
5.875%, 10/15/2019	100,000	106,986
6.25%, 1/15/2013	50,000	54,462
BP Capital Markets PLC, 4.75%, 3/10/2019 (a)	350,000	290,736
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	113,974
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	52,812
Capital One Financial Corp., 7.375%, 5/23/2014	250,000	285,864
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	54,881
5.45%, 4/15/2018	100,000	111,596
6.125%, 2/17/2014	150,000	169,761
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	54,212
Charter One Bank NA, 6.375%, 5/15/2012	10,000	10,473
China Development Bank Corp., 5.0%, 10/15/2015	50,000	54,347
Chubb Corp.:
6.0%, 11/15/2011	10,000	10,606
6.0%, 5/11/2037	75,000	81,110
Series 1, 6.5%, 5/15/2038	25,000	28,462
Citigroup, Inc.:
5.0%, 9/15/2014	375,000	375,075
5.125%, 5/5/2014	100,000	101,987
5.25%, 2/27/2012	50,000	51,786
5.3%, 1/7/2016	100,000	101,175
5.5%, 4/11/2013	450,000	467,776
5.5%, 2/15/2017	100,000	98,455
5.875%, 2/22/2033	100,000	89,675
6.0%, 8/15/2017	50,000	51,937
6.0%, 10/31/2033	100,000	89,449
6.125%, 11/21/2017	275,000	287,185
6.125%, 5/15/2018	100,000	104,368
6.5%, 8/19/2013	100,000	106,518
6.625%, 6/15/2032	75,000	71,396
8.125%, 7/15/2039	100,000	119,298
8.5%, 5/22/2019	100,000	119,212
Corp. Andina de Fomento:
5.2%, 5/21/2013	75,000	80,883
6.875%, 3/15/2012	10,000	10,801
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	300,000	321,617
5.125%, 8/15/2015	25,000	27,214
5.375%, 3/2/2016	50,000	54,826
6.125%, 11/15/2011	100,000	106,228
6.5%, 1/15/2012	150,000	160,733
7.125%, 7/15/2032	50,000	61,851
Credit Suisse AG, 5.4%, 1/14/2020	200,000	198,853
Credit Suisse New York:
5.0%, 5/15/2013	200,000	213,677
6.0%, 2/15/2018	100,000	104,347
Daimler Finance North America LLC, 6.5%, 11/15/2013	75,000	83,943
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	300,000	328,243
5.875%, 8/20/2013	100,000	109,480
Devon Financing Corp., ULC:
6.875%, 9/30/2011	100,000	106,767
7.875%, 9/30/2031	50,000	63,506
Diageo Finance BV, 5.5%, 4/1/2013	50,000	54,968
Eksportfinans ASA, 5.0%, 2/14/2012	100,000	106,071
ERP Operating LP, 6.625%, 3/15/2012	125,000	134,508
European Investment Bank:
2.375%, 3/14/2014	1,200,000	1,219,426
4.25%, 7/15/2013	200,000	215,663
4.625%, 5/15/2014	450,000	494,381
4.875%, 2/15/2036	200,000	210,886
5.125%, 5/30/2017	50,000	56,470
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	47,278
5.45%, 1/15/2017	25,000	25,591
8.25%, 3/1/2038	50,000	56,057
FleetBoston Financial Corp., 6.875%, 1/15/2028	45,000	45,652
General Electric Capital Corp.:
Series A, 3.75%, 11/14/2014	300,000	306,895
Series A, 4.875%, 3/4/2015	475,000	507,008
Series A, 5.0%, 1/8/2016	150,000	158,180
5.45%, 1/15/2013	450,000	483,589
5.5%, 1/8/2020	200,000	211,351
5.625%, 5/1/2018	500,000	531,357
Series A, 5.875%, 2/15/2012	200,000	212,549
5.875%, 1/14/2038	150,000	147,090
Series A, 6.15%, 8/7/2037	125,000	126,814
Series A, 6.75%, 3/15/2032	100,000	107,624
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	24,979
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	109,330
5.65%, 5/15/2018	125,000	143,034
6.375%, 5/15/2038	125,000	148,767
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	26,877
6.625%, 7/15/2011	25,000	26,347
6.75%, 3/15/2032	50,000	57,647
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	51,451
5.95%, 10/15/2036	25,000	21,359
HCP, Inc., (REIT), 6.0%, 1/30/2017	50,000	50,484
HSBC Bank USA NA:
4.625%, 4/1/2014	50,000	52,661
7.0%, 1/15/2039	50,000	56,194
HSBC Finance Corp.:
4.75%, 7/15/2013	50,000	52,370
5.0%, 6/30/2015	50,000	52,170
5.5%, 1/19/2016	100,000	107,052
6.375%, 10/15/2011	50,000	52,253
6.375%, 11/27/2012	50,000	53,997
7.0%, 5/15/2012	100,000	107,676
HSBC Holdings PLC:
5.25%, 12/12/2012	107,000	112,478
6.5%, 5/2/2036	200,000	207,434
Inter-American Development Bank, 3.875%, 9/17/2019	500,000	525,571
International Finance Corp., 4.75%, 4/25/2012	50,000	53,048
Jefferies Group, Inc., 8.5%, 7/15/2019	100,000	112,326
John Deere Capital Corp.:
2.95%, 3/9/2015	150,000	154,017
4.9%, 9/9/2013	100,000	109,397
7.0%, 3/15/2012	100,000	109,809
JPMorgan Chase & Co.:
3.7%, 1/20/2015	300,000	306,853
4.75%, 5/1/2013	100,000	106,681
5.125%, 9/15/2014	350,000	373,495
6.0%, 1/15/2018	350,000	386,482
6.125%, 6/27/2017	50,000	54,701
6.3%, 4/23/2019	100,000	112,949
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	273,494
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	225,000	204,876
KeyBank NA, 5.45%, 3/3/2016	25,000	25,877
M&T Bank Corp., 5.375%, 5/24/2012	25,000	26,592
Marsh & McLennan Companies, Inc.:
5.375%, 7/15/2014	50,000	52,856
5.75%, 9/15/2015	50,000	53,478
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	54,588
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	25,871
Series C, 5.0%, 1/15/2015	125,000	128,823
Series C, 5.45%, 2/5/2013	100,000	104,904
Series C, 6.05%, 8/15/2012	200,000	212,649
6.05%, 5/16/2016	50,000	51,667
6.22%, 9/15/2026	50,000	48,025
Series C, 6.4%, 8/28/2017	50,000	52,137
6.5%, 7/15/2018	50,000	52,219
MetLife, Inc.:
5.0%, 6/15/2015	175,000	187,053
6.125%, 12/1/2011	25,000	26,450
6.4%, 12/15/2036	25,000	22,000
Morgan Stanley:
4.2%, 11/20/2014	100,000	98,744
4.75%, 4/1/2014	500,000	500,858
5.3%, 3/1/2013	100,000	103,991
5.45%, 1/9/2017	100,000	99,130
Series F, 5.55%, 4/27/2017	300,000	297,562
Series F, 5.625%, 9/23/2019	300,000	290,224
Series F, 6.0%, 4/28/2015	150,000	156,761
6.6%, 4/1/2012	100,000	106,125
7.3%, 5/13/2019	125,000	134,427
National City Corp., 4.9%, 1/15/2015	100,000	107,795
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	128,925
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	26,551
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	77,237
5.45%, 9/15/2020	75,000	77,246
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	170,329
Novartis Capital Corp., 4.4%, 4/24/2020	150,000	161,719
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	300,000	335,834
Petrobras International Finance Co., 5.75%, 1/20/2020	250,000	251,762
PNC Funding Corp.:
4.25%, 9/21/2015	150,000	156,826
6.7%, 6/10/2019	100,000	114,599
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	26,683
ProLogis, (REIT), 5.75%, 4/1/2016	25,000	23,796
Protective Life Corp.:
7.375%, 10/15/2019	50,000	54,288
8.45%, 10/15/2039	50,000	53,358
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	100,000	100,711
Series B, 5.1%, 9/20/2014	100,000	106,349
Series B, 5.75%, 7/15/2033	25,000	23,883
Series D, 6.625%, 12/1/2037	50,000	52,441
7.375%, 6/15/2019	100,000	115,795
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019	200,000	262,454
Royal Bank of Canada, 5.65%, 7/20/2011	50,000	52,589
Royal Bank of Scotland Group PLC, 5.05%, 1/8/2015	100,000	93,397
Shell International Finance BV:
4.3%, 9/22/2019	200,000	206,397
6.375%, 12/15/2038	350,000	418,146
Simon Property Group LP (REIT):
5.1%, 6/15/2015	50,000	52,741
5.25%, 12/1/2016	100,000	106,490
6.125%, 5/30/2018	130,000	143,491
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	23,899
State Street Corp., 4.3%, 5/30/2014	100,000	106,494
Svensk Exportkredit AB, Series D, 4.875%, 9/29/2011	100,000	104,674
Swiss Re Solutions Holding Corp., 6.45%, 3/1/2019	150,000	160,225
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	176,619
6.375%, 11/15/2033	75,000	67,161
7.721%, 6/4/2038	100,000	102,393
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	275,000	288,870
5.15%, 1/15/2014	100,000	104,704
5.35%, 1/15/2016	125,000	129,323
5.375%, 3/15/2020	100,000	98,812
5.625%, 1/15/2017	25,000	25,278
5.95%, 1/18/2018	50,000	51,936
6.0%, 5/1/2014	400,000	429,866
6.125%, 2/15/2033	50,000	48,949
6.15%, 4/1/2018	150,000	157,128
6.25%, 9/1/2017	200,000	211,685
6.6%, 1/15/2012	100,000	105,764
6.75%, 10/1/2037	400,000	392,137
The International Bank for Reconstruction & Development:
2.0%, 4/2/2012	250,000	255,132
4.75%, 2/15/2035	25,000	26,936
5.0%, 4/1/2016	50,000	57,002
8.625%, 10/15/2016	100,000	132,728
The Travelers Companies, Inc.:
6.25%, 6/15/2037	150,000	165,932
6.75%, 6/20/2036	50,000	58,430
Tyco International Finance SA, 8.5%, 1/15/2019	100,000	129,270
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	52,645
5.875%, 12/20/2017	325,000	344,005
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	167,995
US Bancorp., 3.15%, 3/4/2015	150,000	153,596
US Bank NA, 6.375%, 8/1/2011	100,000	105,581
Vale Overseas Ltd.:
6.25%, 1/23/2017	100,000	108,922
6.875%, 11/21/2036	150,000	156,377
6.875%, 11/10/2039	100,000	104,470
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	124,615
7.75%, 6/15/2032	100,000	124,837
Verizon Wireless Capital LLC:
5.55%, 2/1/2014	210,000	235,440
8.5%, 11/15/2018	200,000	260,028
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	78,603
5.0%, 8/15/2015	200,000	210,209
Wachovia Corp.:
4.875%, 2/15/2014	50,000	52,308
5.25%, 8/1/2014	50,000	52,949
Series G, 5.5%, 5/1/2013	325,000	352,735
5.625%, 10/15/2016	100,000	107,926
5.75%, 6/15/2017	50,000	54,610
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	106,103
4.95%, 10/16/2013	50,000	53,179
5.0%, 11/15/2014	50,000	52,820
5.125%, 9/15/2016	50,000	53,217
5.375%, 2/7/2035	150,000	146,965
5.625%, 12/11/2017	250,000	273,298
Wells Fargo Bank NA, Series AI, 4.75%, 2/9/2015	350,000	366,313
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	26,486
Western Union Co.:
5.93%, 10/1/2016	150,000	168,317
6.2%, 11/17/2036	25,000	26,657
Westpac Banking Corp., 4.875%, 11/19/2019	200,000	206,553
		37,176,691
Health Care 0.9%
Abbott Laboratories:
5.15%, 11/30/2012	250,000	274,944
5.3%, 5/27/2040	100,000	104,943
6.0%, 4/1/2039	75,000	86,238
6.15%, 11/30/2037	50,000	57,864
Aetna, Inc., 6.625%, 6/15/2036	50,000	55,646
Amgen, Inc.:
4.5%, 3/15/2020	100,000	107,304
4.85%, 11/18/2014	25,000	27,688
5.85%, 6/1/2017	125,000	144,893
AstraZeneca PLC:
5.4%, 9/15/2012	100,000	109,191
5.9%, 9/15/2017	250,000	292,466
Baxter International, Inc.:
1.8%, 3/15/2013	150,000	151,755
4.625%, 3/15/2015	25,000	27,547
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013	50,000	55,438
5.875%, 11/15/2036	50,000	55,736
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	87,035
6.55%, 10/15/2037	25,000	30,247
Eli Lilly & Co., 5.2%, 3/15/2017	125,000	142,257
Express Scripts, Inc., 7.25%, 6/15/2019	125,000	151,097
Genentech, Inc., 4.75%, 7/15/2015	50,000	55,322
Johnson & Johnson:
5.55%, 8/15/2017	100,000	116,772
6.95%, 9/1/2029	50,000	64,398
McKesson Corp., 5.7%, 3/1/2017	75,000	84,805
Medco Health Solutions, Inc., 7.125%, 3/15/2018	75,000	89,600
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	75,000	83,547
6.5%, 3/15/2039	25,000	31,036
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	111,279
5.0%, 6/30/2019	350,000	389,312
5.3%, 12/1/2013	50,000	56,088
5.85%, 6/30/2039	25,000	28,826
6.5%, 12/1/2033	25,000	30,596
Pfizer, Inc., 6.2%, 3/15/2019	300,000	356,520
Pharmacia Corp., 6.6%, 12/1/2028	75,000	87,828
Quest Diagnostics, Inc.:
4.75%, 1/30/2020	150,000	150,908
6.95%, 7/1/2037	25,000	28,560
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	26,726
5.0%, 8/15/2014	9,000	9,803
WellPoint Health Networks, Inc., 6.375%, 1/15/2012	100,000	106,941
WellPoint, Inc., 5.85%, 1/15/2036	150,000	150,790
Wyeth:
5.5%, 2/1/2014	150,000	168,501
5.5%, 2/15/2016	50,000	57,313
5.95%, 4/1/2037	150,000	169,912
		4,417,672
Industrials 0.9%
3M Co.:
Series E, 4.375%, 8/15/2013	100,000	109,126
5.7%, 3/15/2037	25,000	28,582
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	83,908
Boeing Co.:
3.75%, 11/20/2016	100,000	106,724
5.125%, 2/15/2013	150,000	163,895
6.625%, 2/15/2038	50,000	60,884
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	100,000	119,326
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	108,310
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	107,187
6.375%, 11/15/2037	50,000	60,750
Caterpillar, Inc.:
6.05%, 8/15/2036	25,000	28,762
7.3%, 5/1/2031	120,000	155,445
CRH America, Inc., 5.3%, 10/15/2013	100,000	107,498
CSX Corp.:
6.0%, 10/1/2036	100,000	107,182
6.15%, 5/1/2037	50,000	54,674
Danaher Corp., 5.625%, 1/15/2018	50,000	57,559
Deere & Co., 8.1%, 5/15/2030	50,000	68,898
Emerson Electric Co.:
5.25%, 10/15/2018	50,000	56,505
6.125%, 4/15/2039	50,000	59,741
Federal Express Corp., 9.65%, 6/15/2012	50,000	56,826
General Dynamics Corp., 5.375%, 8/15/2015	100,000	114,310
General Electric Co.:
5.0%, 2/1/2013	200,000	214,471
5.25%, 12/6/2017	100,000	108,741
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	56,656
5.3%, 3/1/2018	50,000	57,096
5.7%, 3/15/2036	50,000	56,519
5.7%, 3/15/2037	50,000	56,892
Lockheed Martin Corp.:
4.25%, 11/15/2019	150,000	157,696
Series B, 6.15%, 9/1/2036	75,000	86,777
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	25,497
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	101,151
7.25%, 2/15/2031	100,000	122,878
7.8%, 5/15/2027	4,000	5,149
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	55,766
Northrop Grumman Systems Corp., 7.75%, 2/15/2031	50,000	67,054
Raytheon Co.:
4.4%, 2/15/2020	100,000	107,283
7.2%, 8/15/2027	75,000	95,403
Republic Services, Inc., 144A, 5.0%, 3/1/2020	100,000	103,692
Tyco International Ltd., 6.875%, 1/15/2021	50,000	60,040
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	28,226
7.0%, 2/1/2016	50,000	59,205
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	68,995
United Parcel Service, Inc., 5.5%, 1/15/2018	200,000	228,871
United Technologies Corp.:
4.875%, 5/1/2015	50,000	55,913
5.375%, 12/15/2017	100,000	114,624
6.1%, 5/15/2012	50,000	54,435
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	57,817
7.1%, 8/1/2026	100,000	115,591
Xerox Corp.:
5.5%, 5/15/2012	50,000	53,298
6.75%, 2/1/2017	200,000	225,062
		4,416,890
Information Technology 0.5%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	287,998
5.5%, 1/15/2040	200,000	209,622
5.9%, 2/15/2039	50,000	55,578
Fiserv, Inc., 6.125%, 11/20/2012	75,000	82,239
Hewlett-Packard Co.:
4.5%, 3/1/2013	300,000	323,821
4.75%, 6/2/2014	100,000	110,799
6.5%, 7/1/2012	50,000	55,268
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	108,251
5.7%, 9/14/2017	150,000	174,343
6.5%, 1/15/2028	125,000	151,493
Microsoft Corp.:
4.2%, 6/1/2019	100,000	108,417
5.2%, 6/1/2039	50,000	54,683
Oracle Corp.:
4.95%, 4/15/2013	75,000	82,039
5.0%, 7/8/2019	100,000	110,930
5.25%, 1/15/2016	100,000	113,473
6.125%, 7/8/2039	125,000	146,197
6.5%, 4/15/2038	100,000	121,346
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	105,531
		2,402,028
Materials 0.6%
Alcoa, Inc.:
5.55%, 2/1/2017	75,000	73,752
5.9%, 2/1/2027	25,000	21,992
5.95%, 2/1/2037	75,000	63,885
6.0%, 1/15/2012	25,000	26,074
ArcelorMittal:
5.375%, 6/1/2013	100,000	105,170
6.125%, 6/1/2018	100,000	104,588
9.85%, 6/1/2019	75,000	93,723
Barrick Gold Corp., 6.95%, 4/1/2019	125,000	149,880
Dow Chemical Co.:
6.0%, 10/1/2012	100,000	107,525
7.6%, 5/15/2014	250,000	288,716
9.4%, 5/15/2039	25,000	34,770
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	200,000	208,645
6.0%, 7/15/2018	175,000	205,378
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	100,000	110,000
International Paper Co.:
7.5%, 8/15/2021	125,000	146,362
7.95%, 6/15/2018	100,000	119,059
Lafarge SA, 6.5%, 7/15/2016	50,000	51,796
Monsanto Co.:
5.5%, 8/15/2025	25,000	28,246
Series 1, 5.5%, 7/30/2035	50,000	51,166
Newmont Mining Corp.:
5.125%, 10/1/2019	100,000	107,153
5.875%, 4/1/2035	20,000	20,566
Nucor Corp.:
5.85%, 6/1/2018	25,000	28,648
6.4%, 12/1/2037	50,000	57,659
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	100,000	117,484
Praxair, Inc.:
3.95%, 6/1/2013	50,000	53,182
4.5%, 8/15/2019	75,000	79,601
Rio Tinto Alcan, Inc.:
4.5%, 5/15/2013	100,000	105,135
4.875%, 9/15/2012	10,000	10,614
5.2%, 1/15/2014	25,000	26,832
5.75%, 6/1/2035	25,000	25,635
6.125%, 12/15/2033	50,000	53,537
Teck Resources Ltd., 10.75%, 5/15/2019	200,000	245,060
		2,921,833
Telecommunication Services 1.0%
America Movil SAB de CV:
5.75%, 1/15/2015	50,000	55,677
6.125%, 11/15/2037	100,000	103,721
144A, 6.125%, 3/30/2040	100,000	104,423
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	104,882
AT&T Mobility LLC, 6.5%, 12/15/2011	75,000	80,640
AT&T, Inc.:
4.85%, 2/15/2014	100,000	109,524
5.1%, 9/15/2014	25,000	27,734
5.6%, 5/15/2018	200,000	222,483
5.8%, 2/15/2019	450,000	506,629
5.875%, 8/15/2012	150,000	163,662
6.55%, 2/15/2039	300,000	336,027
6.8%, 5/15/2036	50,000	57,359
8.0%, 11/15/2031	20,000	25,744
BellSouth Corp.:
5.2%, 9/15/2014	100,000	111,120
6.0%, 11/15/2034	100,000	103,326
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	52,142
9.875%, 12/15/2030	70,000	85,429
Embarq Corp.:
7.082%, 6/1/2016	175,000	186,560
7.995%, 6/1/2036	125,000	124,053
France Telecom SA:
5.375%, 7/8/2019	150,000	163,655
8.5%, 3/1/2031	75,000	103,208
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	50,000	65,470
Motorola, Inc., 7.5%, 5/15/2025	50,000	55,146
Nokia Corp., 5.375%, 5/15/2019	150,000	157,813
Qwest Corp., 8.375%, 5/1/2016	150,000	163,875
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	118,211
Telefonica Emisiones SAU:
6.421%, 6/20/2016	125,000	137,112
7.045%, 6/20/2036	150,000	165,956
Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	112,001
6.35%, 4/1/2019	675,000	781,068
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	27,014
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	105,527
Vodafone Group PLC:
5.0%, 9/15/2015	325,000	351,229
6.15%, 2/27/2037	125,000	129,606
		5,198,026
Utilities 1.3%
Alabama Power Co., 6.125%, 5/15/2038	100,000	114,919
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	109,254
Arizona Public Service Co., 6.5%, 3/1/2012	75,000	80,431
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	27,103
CenterPoint Energy Houston Electric LLC, Series J2, 5.7%, 3/15/2013	100,000	109,679
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	162,586
Series D, 7.88%, 11/1/2017	75,000	92,215
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	56,495
Series 106, 6.15%, 9/15/2017	100,000	114,775
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	54,187
6.2%, 6/15/2036	125,000	141,833
Series 08-B, 6.75%, 4/1/2038	50,000	60,937
Constellation Energy Group, Inc., 4.55%, 6/15/2015	30,000	31,564
Detroit Edison Co., 5.7%, 10/1/2037	50,000	53,509
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	55,361
Series F, 5.25%, 8/1/2033	100,000	109,447
Series B, 5.95%, 6/15/2035	50,000	52,933
Duke Energy Carolinas LLC, 5.3%, 10/1/2015	75,000	84,870
Duke Energy Indiana, Inc.:
5.0%, 9/15/2013	100,000	107,658
6.45%, 4/1/2039	150,000	181,806
Duke Energy Ohio, Inc., 2.1%, 6/15/2013	100,000	101,610
Emerson Electric Co., 4.75%, 10/15/2015	75,000	83,723
Entergy Texas, Inc., 7.125%, 2/1/2019	100,000	118,129
Exelon Corp., 5.625%, 6/15/2035	25,000	24,221
Exelon Generation Co., LLC, 5.2%, 10/1/2019	125,000	132,973
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	49,898
5.65%, 2/1/2037	50,000	54,795
Florida Power Corp., 5.65%, 6/15/2018	125,000	142,070
Georgia Power Co., 4.25%, 12/1/2019	100,000	104,712
KeySpan Corp., 8.0%, 11/15/2030	50,000	64,723
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	111,235
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	27,067
6.125%, 4/1/2036	175,000	192,671
6.5%, 9/15/2037	100,000	114,885
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	28,426
Northern States Power Co., 6.25%, 6/1/2036	100,000	117,810
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	27,130
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	50,000	51,777
5.625%, 11/30/2017	25,000	28,171
5.8%, 3/1/2037	100,000	108,685
6.05%, 3/1/2034	200,000	223,144
Pepco Holdings, Inc., 6.45%, 8/15/2012	100,000	111,405
PPL Energy Supply LLC: 5.4%, 8/15/2014	100,000	109,229
Series A, 6.4%, 11/1/2011	25,000	26,621
Progress Energy, Inc.:
6.0%, 12/1/2039	100,000	107,027
6.85%, 4/15/2012	35,000	38,059
7.75%, 3/1/2031	50,000	63,314
PSE&G Power LLC, 5.5%, 12/1/2015	50,000	55,284
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	81,582
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	25,000	24,727
5.795%, 3/15/2040	100,000	104,073
San Diego Gas & Electric Co., 5.35%, 5/15/2040	50,000	53,969
SCANA Corp., 6.25%, 2/1/2012	60,000	64,044
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	160,422
Sempra Energy, 6.0%, 2/1/2013	25,000	27,172
Sierra Pacific Power Co., 5.45%, 9/1/2013	50,000	54,225
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	55,000	63,552
6.0%, 1/15/2034	50,000	57,522
6.05%, 3/15/2039	50,000	58,684
6.65%, 4/1/2029	100,000	117,695
Southern California Gas Co., 5.75%, 11/15/2035	50,000	55,785
Southern Power Co., Series B, 6.25%, 7/15/2012	25,000	27,218
Southern Union Co., 8.25%, 11/15/2029	50,000	53,186
Southwestern Electric Power Co.:
Series F, 5.875%, 3/1/2018	150,000	161,179
6.2%, 3/15/2040	100,000	102,549
TransAlta Corp., 4.75%, 1/15/2015	150,000	157,943
Union Electric Co., 6.4%, 6/15/2017	100,000	113,428
United Utilities PLC, 5.375%, 2/1/2019	30,000	30,559
Virginia Electric & Power Co.:
5.4%, 4/30/2018	200,000	222,842
Series A, 5.4%, 1/15/2016	200,000	223,245
8.875%, 11/15/2038	50,000	72,524
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	86,520
		6,395,001
Total Corporate Bonds (Cost $ 76,871,905)		82,049,987

Mortgage-Backed Securities Pass-Throughs 33.5%
Federal Home Loan Mortgage Corp.:
2.533%*, 3/1/2035	20,364	21,236
4.0%, with various maturities from 1/1/2020 until 11/1/2038 (b)	4,827,905	4,967,060
4.449%*, 12/1/2033	53,912	55,589
4.5%, with various maturities from 1/1/2020 until 4/1/2040 (b)	12,564,574	13,097,554
4.608%*, 9/1/2035	43,208	45,143
4.843%*, 9/1/2035	163,521	171,138
4.878%*, 11/1/2035	78,788	82,694
4.882%*, 12/1/2034	62,168	66,228
5.0%, with various maturities from 12/1/2017 until 3/1/2040 (b)	14,169,141	15,023,473
5.125%*, 6/1/2035	83,785	88,192
5.216%*, 12/1/2035	165,502	173,714
5.316%*, 3/1/2036	987,142	1,042,669
5.373%*, 11/1/2035	113,134	119,498
5.424%*, 5/1/2037	46,022	48,141
5.5%, with various maturities from 11/1/2013 until 11/1/2038 (b)	11,478,615	12,336,639
5.516%*, 1/1/2037	51,399	54,756
5.625%*, 4/1/2036	48,333	51,490
5.647%*, 5/1/2037	79,870	85,087
5.685%*, 4/1/2037	144,685	154,135
5.821%*, 9/1/2037	159,063	167,908
5.824%*, 12/1/2036	43,297	46,124
5.84%*, 4/1/2037	49,503	52,161
5.882%*, 2/1/2038	202,283	215,494
5.912%*, 2/1/2037	102,429	109,119
6.0%, with various maturities from 9/1/2021 until 7/1/2038 (b)	6,265,999	6,817,812
6.39%*, 8/1/2036	34,318	36,217
6.5%, with various maturities from 12/1/2014 until 8/1/2036 (b)	1,766,931	1,941,440
7.0%, with various maturities from 12/1/2024 until 12/1/2026	43,450	48,513
7.5%, with various maturities from 5/1/2024 until 6/1/2027	8,210	9,290
Federal National Mortgage Association:
2.531%*, 3/1/2035	140,420	146,539
2.597%*, 6/1/2035	61,016	63,944
2.685%*, 4/1/2035	142,330	149,465
4.0%, with various maturities from 12/1/2020 until 4/1/2039 (b)	7,150,434	7,321,377
4.39%*, 6/1/2035	133,629	137,968
4.5%, with various maturities from 2/1/2020 until 5/1/2040 (b)	17,488,634	18,229,781
4.941%*, 8/1/2036	41,596	43,583
4.95%*, 8/1/2035	164,017	174,729
5.0%, with various maturities from 5/1/2019 until 6/1/2040 (b)	17,466,756	18,541,840
5.106%*, 7/1/2035	52,405	55,274
5.139%*, 1/1/2036	114,001	120,163
5.488%*, 1/1/2036	138,061	147,078
5.5%, with various maturities from 8/1/2019 until 1/1/2040	16,794,410	18,047,059
5.537%*, 10/1/2036	59,315	62,325
5.582%*, 3/1/2037	40,512	42,637
5.622%*, 11/1/2036	82,418	87,054
5.645%*, 1/1/2037	48,625	51,248
5.69%*, 1/1/2037	38,619	40,681
5.794%*, 6/1/2036	183,676	192,142
5.905%*, 9/1/2036	66,504	70,848
6.0%, with various maturities from 12/1/2016 until 4/1/2039	10,251,886	11,154,805
6.5%, with various maturities from 1/1/2018 until 1/1/2038	3,270,599	3,595,662
7.0%, with various maturities from 6/1/2012 until 6/1/2038	769,285	853,745
7.5%, with various maturities from 1/1/2024 until 4/1/2028	20,815	23,596
8.0%, with various maturities from 12/1/2021 until 11/1/2031	30,159	34,439
8.5%, with various maturities from 12/1/2025 until 8/1/2031	12,104	13,918
Government National Mortgage Association:
4.0%, with various maturities from 11/15/2024 until 3/1/2039 (b)	1,285,622	1,322,529
4.5%, with various maturities from 4/1/2039 until 5/15/2040 (b)	8,491,127	8,849,409
5.0%, with various maturities from 10/20/2035 until 9/20/2039 (b)	9,196,631	9,790,087
5.5%, with various maturities from 9/15/2033 until 9/15/2039	4,508,592	4,879,818
6.0%, with various maturities from 2/15/2029 until 1/20/2039 (b)	3,909,244	4,271,999
6.5%, with various maturities from 11/15/2023 until 10/20/2037	1,043,853	1,155,133
7.0%, 1/15/2039	193,784	214,525
7.5%, with various maturities from 8/15/2029 until 6/15/2032	37,908	43,342
8.0%, with various maturities from 7/15/2022 until 3/15/2032	74,806	86,533
8.5%, 11/15/2029	20,107	23,165
9.0%, 1/15/2023	24,748	28,693
Total Mortgage-Backed Securities Pass-Throughs (Cost $161,626,333)		167,195,647

Asset-Backed 0.3%
Automobile Receivables 0.1%
USAA Auto Owner Trust:
"A3", Series 2009-2, 1.54%, 2/18/2014	150,000	151,183
"A4", Series 2009-2, 2.53%, 7/15/2015	100,000	102,820
"A4", Series 2009-1, 4.77%, 9/15/2014	150,000	160,522
		414,525
Credit Card Receivables 0.1%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	106,879
Citibank Credit Card Issuance Trust:
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	109,306
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	110,623
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	113,225
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	230,941
"C6", Series 2008-C6, 6.3%, 6/20/2014	50,000	53,425
Discover Card Master Trust, "A4", Series 2008-A4, 5.65%, 12/15/2015	100,000	111,352
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016	25,000	26,465
		862,216
Miscellaneous 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	114,759
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	53,506
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	91,786	96,374
		264,639
Total Asset-Backed (Cost $1,447,667)		1,541,380

Commercial Mortgage-Backed Securities 2.9%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	207,155
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	316,042
"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	125,676
"A4", Series 2005-1, 5.217%*, 11/10/2042	310,000	325,693
"AJ", Series 2005-6, 5.35%*, 9/10/2047	100,000	88,829
"AM", Series 2006-6, 5.39%, 10/10/2045	150,000	125,842
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	101,252
"A4", Series 2006-4, 5.634%, 7/10/2046	500,000	513,859
"AM", Series 2006-4, 5.675%, 7/10/2046	100,000	86,186
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2004-T14, 5.2%, 1/12/2041	500,000	534,652
"A4", Series 2007-T26, 5.471%, 1/12/2045	650,000	672,551
"A4", Series 2006-T24, 5.537%, 10/12/2041	300,000	314,828
"A4", Series 2006-PW13, 5.54%, 9/11/2041	250,000	260,798
"AJ", Series 2006-PW12, 5.946%*, 9/11/2038	150,000	118,567
Citigroup Commercial Mortgage Trust, "AJ", Series 2006-C4, 5.92%*, 3/15/2049	250,000	206,835
Commercial Mortgage Pass-Through Certificates:
"A2", Series 2004-LB4A, 4.049%, 10/15/2037	12,053	12,053
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	214,607
Credit Suisse Mortgage Capital Certificates:
"A3", Series 2006-C5, 5.311%, 12/15/2039	200,000	197,903
"A3", Series 2006-C4, 5.467%, 9/15/2039	125,000	122,847
"A4", Series 2006-C1, 5.609%*, 2/15/2039	380,000	399,831
CS First Boston Mortgage Securities Corp., "A5", Series 2003-C3, 3.936%, 5/15/2038	250,000	257,867
First Union National Bank Commercial Mortgage, "A2", Series 2001-C4, 6.223%, 12/12/2033	146,417	152,746
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	212,375
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317%*, 6/10/2036	200,000	213,788
"A4", Series 2007-GG11, 5.736%, 12/10/2049	150,000	147,538
"AM", Series 2006-GG7, 6.085%*, 7/10/2038	150,000	129,093
GS Mortgage Securities Trust, "A4", Series 2007-GG10, 5.999%*, 8/10/2045	125,000	122,896
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	103,457
"A4", Series 2006-GG6, 5.553%, 4/10/2038	100,000	102,891
"A4", Series 2006-GG8, 5.56%, 11/10/2039	150,000	152,203
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	211,357
"A3", Series 2006-LDP9, 5.336%, 5/15/2047	323,000	319,236
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	122,158
"A4", Series 2007-CB18, 5.44%, 6/12/2047	150,000	149,808
"AJ", Series 2005-LDP5, 5.481%*, 12/15/2044	100,000	85,022
"AJ", Series 2006-CB17, 5.489%, 12/12/2043	250,000	161,689
"A4", Series 2006-CB16, 5.552%, 5/12/2045	150,000	157,244
"A4", Series 2006-CB15, 5.814%*, 6/12/2043	250,000	259,415
"A4", Series 2007-CB19, 5.937%*, 2/12/2049	200,000	201,553
"A4", Series 2007-LD11, 5.983%*, 6/15/2049	380,000	371,780
"AJ", Series 2006-LDP7, 6.064%*, 4/15/2045	125,000	92,223
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	260,048
"A2", Series 2006-C6, 5.262%, 9/15/2039	75,000	76,905
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	515,927
"A3", Series 2007-C2, 5.43%, 2/15/2040	175,000	175,529
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	43,879
"A3", Series 2007-C7, 5.866%, 9/15/2045	105,000	105,783
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	212,095
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	26,859	26,861
"A4", Series 2005-MCP1, 4.747%*, 6/12/2043	200,000	208,612
"A6", Series 2005-CKI1, 5.405%*, 11/12/2037	100,000	107,038
"A4", Series 2007-C1, 6.02%*, 6/12/2050	227,000	232,337
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A4", Series 2006-1, 5.594%*, 2/12/2039	200,000	212,649
Morgan Stanley Capital I:
"A4", Series 2003-IQ6, 4.97%, 12/15/2041	358,000	380,370
"A5", Series 2004-IQ8, 5.11%, 6/15/2040	650,000	683,293
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	400,000	423,600
"A4", Series 2006-IQ12, 5.332%, 12/15/2043	205,000	209,834
"AJ", Series 2007-T25, 5.574%, 11/12/2049	150,000	120,396
"AJ", Series 2006-HQ8, 5.637%*, 3/12/2044	150,000	121,117
"A4", Series 2007-T27, 5.802%*, 6/11/2042	385,000	403,322
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2004-C15, 4.803%, 10/15/2041	500,000	518,485
"A4", Series 2005-C22, 5.445%*, 12/15/2044	500,000	533,509
"AM", Series 2005-C22, 5.495%*, 12/15/2044	100,000	97,777
"AM", Series 2006-C26, 6.158%*, 6/15/2045	130,000	116,799
Total Commercial Mortgage-Backed Securities (Cost $13,775,791)		14,458,510

Government & Agency Obligations 43.7%
Other Government Related (c) 2.3%
Bank of America Corp., Series L, FDIC Guaranteed, 3.125%, 6/15/2012	4,000,000	4,177,320
European Investment Bank, 1.75%, 9/14/2012	200,000	202,277
General Electric Capital Corp., FDIC Guaranteed, 2.125%, 12/21/2012	1,000,000	1,028,088
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	139,371
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	143,880
2.625%, 3/3/2015	600,000	609,489
3.25%, 3/15/2013	750,000	785,136
3.5%, 3/10/2014	100,000	105,590
4.125%, 10/15/2014	150,000	162,143
4.75%, 5/15/2012	400,000	427,154
7.0%, 3/1/2013	275,000	312,473
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	200,000	206,585
3.25%, 3/15/2013	250,000	261,712
5.125%, 2/1/2017	100,000	113,271
Oesterreichische Kontrollbank AG:
4.5%, 3/9/2015	350,000	380,935
4.75%, 10/16/2012	100,000	107,480
Ontario Electricity Financial Corp., 7.45%, 3/31/2013	50,000	57,517
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	200,000	209,517
6.625%, 6/15/2035	50,000	51,428
The Goldman Sachs Group, Inc., FDIC Guaranteed, 1.625%, 7/15/2011	2,000,000	2,023,504
		11,504,870
Sovereign Bonds 1.2%
Federal Republic of Brazil:
6.0%, 1/17/2017	100,000	110,000
7.125%, 1/20/2037	50,000	59,000
8.875%, 10/14/2019	100,000	130,750
8.875%, 4/15/2024	100,000	135,000
11.0%, 8/17/2040	755,000	1,010,945
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	53,541
Province of Ontario:
4.0%, 10/7/2019	300,000	309,765
4.375%, 2/15/2013	100,000	107,331
4.4%, 4/14/2020	500,000	531,285
4.5%, 2/3/2015	150,000	164,148
4.95%, 11/28/2016	25,000	28,010
Province of Quebec:
4.625%, 5/14/2018	50,000	54,615
5.125%, 11/14/2016	50,000	56,491
Series NN, 7.125%, 2/9/2024	100,000	131,240
Series PD, 7.5%, 9/15/2029	100,000	137,262
Republic of Italy:
4.5%, 1/21/2015	250,000	252,090
5.375%, 6/12/2017	300,000	313,985
5.375%, 6/15/2033	100,000	98,199
6.875%, 9/27/2023	200,000	227,544
Republic of Korea:
4.875%, 9/22/2014	50,000	53,181
5.125%, 12/7/2016	100,000	107,511
Republic of Peru:
6.55%, 3/14/2037	50,000	55,250
7.35%, 7/21/2025	115,000	137,713
Republic of Poland, 6.375%, 7/15/2019	200,000	221,245
Republic of South Africa, 6.875%, 5/27/2019	100,000	114,375
State of Israel, 5.125%, 3/26/2019	100,000	107,880
United Mexican States:
5.625%, 1/15/2017	470,000	515,825
6.375%, 1/16/2013	350,000	383,775
Series A, 6.75%, 9/27/2034	216,000	248,940
		5,856,896
US Government Sponsored Agencies 6.3%
Federal Home Loan Bank:
1.625%, 7/27/2011	4,000,000	4,048,036
1.625%, 9/26/2012	1,000,000	1,016,748
1.625%, 11/21/2012	1,500,000	1,524,631
1.75%, 8/22/2012	1,000,000	1,019,516
3.375%, 2/27/2013	1,000,000	1,060,669
3.875%, 6/14/2013	1,000,000	1,077,418
4.5%, 11/15/2012	1,000,000	1,083,764
5.375%, 8/19/2011	1,000,000	1,053,280
Federal Home Loan Mortgage Corp.:
1.625%, 4/15/2013	3,000,000	3,045,357
2.125%, 9/21/2012	2,700,000	2,776,124
2.5%, 4/23/2014	2,200,000	2,277,805
2.875%, 2/9/2015	1,000,000	1,041,719
3.75%, 3/27/2019	1,000,000	1,043,323
4.5%, 1/15/2013	500,000	544,165
6.25%, 7/15/2032	300,000	379,773
6.75%, 9/15/2029	3,000	3,927
Federal National Mortgage Association:
1.75%, 5/7/2013	2,000,000	2,036,536
2.125%, 1/25/2013	500,000	503,496
3.875%, 7/12/2013	1,400,000	1,516,872
4.875%, 5/18/2012	1,300,000	1,400,438
5.125%, 8/19/2024	1,000,000	1,030,924
6.25%, 5/15/2029	1,000,000	1,237,302
7.125%, 1/15/2030	50,000	68,056
7.25%, 5/15/2030	200,000	275,434
Tennessee Valley Authority, 5.25%, 9/15/2039	500,000	552,745
		31,618,058
US Treasury Obligations 33.9%
US Treasury Bonds:
3.5%, 2/15/2039 (a)	1,950,000	1,811,367
4.25%, 5/15/2039 (a)	3,725,000	3,938,606
4.375%, 2/15/2038	565,000	610,906
4.375%, 11/15/2039 (a)	4,690,000	5,063,000
4.5%, 2/15/2036	50,000	55,234
4.5%, 8/15/2039	2,500,000	2,753,515
4.625%, 2/15/2040	2,100,000	2,360,530
6.0%, 2/15/2026	385,000	496,109
6.25%, 8/15/2023	1,200,000	1,555,500
7.25%, 8/15/2022	415,000	578,212
7.625%, 11/15/2022	90,000	129,206
7.875%, 2/15/2021	300,000	429,422
8.0%, 11/15/2021	565,000	821,722
8.75%, 5/15/2020	300,000	448,359
8.75%, 8/15/2020	450,000	674,649
US Treasury Notes:
0.875%, 4/30/2011 (a)	5,000,000	5,022,265
1.125%, 6/30/2011	2,000,000	2,014,454
1.125%, 12/15/2011	3,000,000	3,028,593
1.125%, 1/15/2012	4,000,000	4,037,968
1.125%, 12/15/2012 (a)	5,000,000	5,041,015
1.375%, 2/15/2012	2,000,000	2,027,344
1.375%, 4/15/2012	2,000,000	2,030,078
1.375%, 1/15/2013 (a)	5,000,000	5,067,190
1.5%, 12/31/2013	1,000,000	1,008,438
1.75%, 11/15/2011	1,000,000	1,017,695
1.75%, 4/15/2013 (a)	10,000,000	10,227,300
1.75%, 3/31/2014	3,000,000	3,041,484
1.875%, 6/15/2012	6,750,000	6,916,644
1.875%, 2/28/2014	4,000,000	4,076,248
1.875%, 6/30/2015	5,000,000	5,019,140
2.0%, 11/30/2013 (a)	5,000,000	5,132,810
2.125%, 11/30/2014	2,000,000	2,042,500
2.25%, 5/31/2014	2,500,000	2,579,492
2.25%, 1/31/2015	2,000,000	2,049,844
2.375%, 8/31/2014	3,000,000	3,101,484
2.375%, 9/30/2014	5,000,000	5,164,455
2.5%, 4/30/2015 (a)	5,000,000	5,177,735
2.625%, 7/31/2014	2,250,000	2,351,074
2.625%, 12/31/2014 (a)	5,000,000	5,207,810
2.625%, 2/29/2016	1,750,000	1,800,449
2.75%, 2/28/2013	500,000	525,156
2.75%, 2/15/2019	3,000,000	2,988,750
3.0%, 8/31/2016	2,000,000	2,087,188
3.125%, 9/30/2013	2,500,000	2,661,720
3.125%, 1/31/2017 (a)	5,000,000	5,229,295
3.25%, 3/31/2017 (a)	3,500,000	3,688,125
3.375%, 11/15/2019	3,500,000	3,624,960
3.5%, 2/15/2018 (a)	2,500,000	2,672,460
3.625%, 12/31/2012	500,000	536,211
3.625%, 8/15/2019	2,500,000	2,643,555
3.625%, 2/15/2020 (a)	8,000,000	8,452,496
3.75%, 11/15/2018	475,000	511,813
4.0%, 8/15/2018	600,000	659,953
4.25%, 1/15/2011	2,700,000	2,758,007
4.25%, 9/30/2012	400,000	432,500
4.25%, 11/15/2013	2,950,000	3,253,295
4.5%, 4/30/2012	250,000	268,096
4.5%, 11/15/2015	1,480,000	1,680,262
4.5%, 2/15/2016	660,000	746,986
4.5%, 5/15/2017	1,140,000	1,296,928
4.625%, 2/29/2012	500,000	534,024
4.625%, 2/15/2017	1,250,000	1,428,028
4.875%, 6/30/2012	1,500,000	1,628,789
4.875%, 8/15/2016	2,425,000	2,806,937
		169,025,380
Total Government & Agency Obligations (Cost $209,872,997)		218,005,204

Municipal Bonds and Notes 0.2%
California, State Build America Bonds:
7.3%, 10/1/2039	350,000	369,596
7.55%, 4/1/2039	90,000	98,461
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040 (d)	50,000	56,516
Connecticut, State General Obligation, Series A, 5.85%, 3/15/2032	100,000	115,984
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	100,000	99,047
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033 (d)	275,000	218,532
New York, Metropolitan Transportation Authority Revenue, Build America Bonds, 5.871%, 11/15/2039	150,000	153,603
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	27,970
Total Municipal Bonds and Notes (Cost $1,126,428)		1,139,709

Preferred Securities 0.1%
Financials
Capital One Capital V, 10.25%, 8/15/2039	100,000	105,500
Goldman Sachs Capital II, 5.793%, 6/1/2012 (e)	50,000	37,750
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 (e)	100,000	96,749
XL Capital Ltd., Series E, 6.5%, 4/15/2017 (e)	50,000	34,500
Total Preferred Securities (Cost $295,361)		274,499
	Shares	Value ($)

Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 0.27% (f) (g) (Cost $68,869,001)	68,869,001	68,869,001

Cash Equivalents 14.1%
Central Cash Management Fund, 0.21% (f) (Cost $70,300,775)	70,300,775	70,300,775
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $604,186,258)+	125.1	623,834,712
Other Assets and Liabilities, Net	(25.1)	(125,290,806)
Net Assets	100.0	498,543,906

* These securities are shown at their current rate as of June 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $604,198,497. At June 30, 2010, net unrealized appreciation for all securities based on tax cost was $19,636,215. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,268,829 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $632,614.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2010 amounted to $67,167,622, which is 13.5% of net assets.

(b) When-issued or delayed delivery security included.

(c) Government-backed debt issued by financial companies or government sponsored enterprises.

(d) Taxable issue.

(e) Date shown is call date; not a maturity date for the perpetual preferred securities.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp, Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$ —	$ 82,049,987	$ —	$ 82,049,987
Mortgage-Backed Securities Pass-Throughs	—	167,195,647	—	167,195,647
Asset-Backed	—	1,541,380	—	1,541,380
Commercial Mortgage-Backed Securities	—	14,458,510	—	14,458,510
Government & Agency Obligations	—	218,005,204	—	218,005,204
Municipal Bonds and Notes	—	1,139,709	—	1,139,709
Preferred Securities	—	274,499	—	274,499
Short-Term Investments (h)	139,169,776	—	—	139,169,776
Total	$ 139,169,776	$ 484,664,936	$ —	$ 623,834,712

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.

(h) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $465,016,482) — including $67,167,622 of securities loaned	$ 484,664,936
Investment in Central Cash Management Fund (cost $70,300,775)	70,300,775
Investment in Daily Assets Fund Institutional (cost $68,869,001)*	68,869,001
Total investments, at value (cost $604,186,258)	623,834,712
Cash	72,749
Receivable for investment sold	10,531
Receivable for Fund shares sold	3,119,446
Interest receivable	3,419,131
Due from Advisor	16,979
Other assets	59,270
Total assets	630,532,818
Liabilities
Payable for investments purchased	6,342,123
Payable for investments purchased — when-issued securities	54,755,594
Payable upon return of securities loaned	68,869,001
Payable for Fund shares redeemed	1,618,366
Distributions payable	243,064
Other accrued expenses and payable	160,764
Total liabilities	131,988,912
Net assets, at value	$ 498,543,906
Net Assets Consist of:
Undistributed net investment income	82,182
Net unrealized appreciation (depreciation) on investments	19,648,454
Accumulated net realized gain (loss)	1,737,424
Paid-in capital	477,075,846
Net assets, at value	$ 498,543,906

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2010 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($80,453,199 ÷ 7,492,973 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.74
Maximum offering price per share (100 ÷ 97.25 of $10.74)	$ 11.04
Class S Net Asset Value, offering and redemption price per share ($39,916,488 ÷ 3,717,288 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.74

Institutional Class

Net Asset Value, offering and redemption price per share ($378,174,219 ÷ 35,217,156 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.74

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2010 (Unaudited)
Investment Income
Interest	$ 7,024,858
Income distributions — Central Cash Management Fund	74,070
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	24,340
Total Income	7,123,268
Expenses: Management fee	335,025
Administration fee	223,350
Services to shareholders	160,314
Reports to shareholders	37,121
Registration fees	35,204
Distribution service fees	58,124
Professional fee	45,572
Custodian fee	10,630
Trustees' fees and expenses	8,021
Other	40,589
Total expenses before expense reductions	953,950
Expense reductions	(499,639)
Total expenses after expense reductions	454,311
Net investment income (loss)	6,668,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,780,229
Change in net unrealized appreciation (depreciation) on investments	14,534,018
Net gain (loss)	16,314,247
Net increase (decrease) in net assets resulting from operations	$ 22,983,204

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Operations: Net investment income	$ 6,668,957	$ 10,192,489
Net realized gain (loss)	1,780,229	2,103,185
Change in net unrealized appreciation (depreciation)	14,534,018	1,819,573
Net increase (decrease) in net assets resulting from operations	22,983,204	14,115,247
Distributions to shareholders from: Net investment income: Class A	(731,321)	(404,473)
Class S	(530,028)	(802,783)
Institutional Class	(5,397,018)	(8,993,105)
Net realized gains: Class A	(81,554)	(83,403)
Class S	(39,024)	(104,560)
Institutional Class	(362,038)	(1,074,168)
Total distributions	(7,140,983)	(11,462,492)
Fund share transactions: Proceeds from shares sold	203,034,588	314,504,321
Reinvestment of distributions	5,554,311	8,216,126
Cost of shares redeemed	(112,292,692)	(110,397,518)
Redemption fees	—	1,121
Net increase (decrease) in net assets from Fund share transactions	96,296,207	212,324,050
Increase (decrease) in net assets	112,138,428	214,976,805
Net assets at beginning of period	386,405,478	171,428,673
Net assets at end of period (including undistributed net investment income of $82,182 and $71,592, respectively)	$ 498,543,906	$ 386,405,478

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	2010[a]	2009[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.37	$ 10.26
Income (loss) from investment operations: Net investment income[c]	.14	.27
Net realized and unrealized gain (loss)	.38	.16
Total from investment operations	.52	.43
Less distributions from: Net investment income	(.14)	(.29)
Net realized gains on investment transactions	(.01)	(.03)
Total distributions	(.15)	(.32)
Redemption fees	—	.00***
Net asset value, end of period	$ 10.74	$ 10.37
Total Return (%)[d,e]	4.93**	4.43**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80	12
Ratio of expenses before expense reductions (%)	.63*	.79*
Ratio of expenses after expense reductions (%)	.45*	.57*
Ratio of net investment income (%)	2.74*	3.03*
Portfolio turnover rate (%)	92**	132

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from February 17, 2009 (commencement of operations of Class A shares) to December 31, 2009.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	2010[a]	2009[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.38	$ 10.26
Income (loss) from investment operations: Net investment income[c]	.15	.30
Net realized and unrealized gain (loss)	.37	.16
Total from investment operations	.52	.46
Less distributions from: Net investment income	(.15)	(.31)
Net realized gains on investment transactions	(.01)	(.03)
Total distributions	(.16)	(.34)
Redemption fees	—	.00***
Net asset value, end of period	$ 10.74	$ 10.38
Total Return (%)[d]	5.05**	4.59**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	32
Ratio of expenses before expense reductions (%)	.58*	.66*
Ratio of expenses after expense reductions (%)	.34*	.34*
Ratio of net investment income (%)	2.85*	3.38*
Portfolio turnover rate (%)	92**	132

[a] For the six months ended June 30, 2010 (Unaudited).

[b] For the period from February 17, 2009 (commencement of operations of Class S shares) to December 31, 2009.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class Years Ended December 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 10.38	$ 10.30	$ 10.29	$ 10.09	$ 10.18	$ 10.41
Income (loss) from investment operations: Net investment income[b]	.16	.38	.54	.52	.49	.43
Net realized and unrealized gain (loss)	.37	.13	.01	.20	(.07)	(.20)
Total from investment operations	.53	.51	.55	.72	.42	.23
Less distributions from: Net investment income	(.16)	(.40)	(.54)	(.52)	(.50)	(.44)
Net realized gains	(.01)	(.03)	—	—	(.01)	(.02)
Total distributions	(.17)	(.43)	(.54)	(.52)	(.51)	(.46)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.74	$ 10.38	$ 10.30	$ 10.29	$ 10.09	$ 10.18
Total Return (%)[c]	5.15**	5.05	5.49	7.34	4.19	2.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	378	341	171	214	138	120
Ratio of expenses before expense reductions (%)	.38*	.42	.43	.40	.55	.57
Ratio of expenses after expense reductions (%)	.15*	.15	.15	.15	.16	.15
Ratio of net investment income (%)	3.04*	3.72	5.24	5.16	4.94	4.24
Portfolio turnover rate (%)	92**	132	47	35	25[d]	45

[a] For the six months ended June 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] On January 13, 2006, the U.S. Bond Index Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS U.S. Bond Index Fund as a stand-alone fund in addition to the U.S. Bond Index Portfolio.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS U.S. Bond Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $411,313,028 and $378,576,838, respectively. Purchases and sales of US Treasury obligations aggregated $71,345,681 and $16,986,443, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, N.A. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2010 through April 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

For the period from January 1, 2010 through April 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.59%
Class S	.34%

In addition, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.15%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2010, the management fee charged to the Fund was $335,025, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

In addition, under this arrangement, the Advisor reimbursed the Fund $41,122 of sub-recordkeeping expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2010, the Administration Fee was $223,350, of which $73,523 was waived and $22,083 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholders servicing fee it receives from the Fund. For the six months ended June 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2010
Class A	$ 18,928	$ —	$ 7,276
Class S	11,352	11,278	—
Institutional Class	38,691	38,691	—
	$ 68,971	$ 49,969	$ 7,276

DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Class A shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2010	Annualized Effective Rate
Class A	$ 58,124	$ 5,354.21%

Underwriting Agreement. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2010 aggregated $111.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2010, the amount charged to the Fund by the Advisor included in the Statement of Operations under "reports to shareholders" aggregated $16,461, of which $13,022 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	6,983,232	$ 73,274,101	2,722,633	$ 28,078,684*
Class S	1,301,087	13,631,074	4,710,833	48,197,735*
Institutional Class	11,055,803	116,129,413	23,073,310	238,227,902
		$ 203,034,588		$ 314,504,321
Shares issued to shareholders in reinvestment of distributions
Class A	73,291	$ 771,992	46,789	$ 486,623*
Class S	28,456	299,278	27,723	289,171*
Institutional Class	426,462	4,483,041	718,366	7,440,332
		$ 5,554,311		$ 8,216,126
Shares redeemed
Class A	(723,635)	$ (7,610,960)	(1,609,337)	$ (16,717,713)*
Class S	(785,571)	(8,290,744)	(1,565,240)	(16,163,792)*
Institutional Class	(9,168,487)	(96,390,988)	(7,528,781)	(77,516,013)
		$ (112,292,692)		$ (110,397,518)
Redemption fees		$ —		$ 1,121
Net increase (decrease)
Class A	6,332,888	$ 66,435,133	1,160,085	$ 11,847,613*
Class S	543,972	5,639,608	3,173,316	32,323,318*
Institutional Class	2,313,778	24,221,466	16,262,895	168,153,119
		$ 96,296,207		$ 212,324,050

* For the period from February 17, 2009 (commencement of operations of Class A and Class S shares) through December 31, 2009.

F. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2010, one shareholder held approximately 11% of the outstanding shares of the Fund.

G. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class S	Institutional Class
Nasdaq Symbol	BONDX	BONSX	BTUSX
CUSIP Number	23339C 735	23339C 743	23339C 750
Fund Number	648	2048	548

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments Attention: Correspondence — Chicago P.O. Box 219415 Kansas City, MO 64121-9415	Rev. 09/2009

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 30, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 30, 2010